Amounts receivable and prepaid expenses (Tables)	6 Months Ended
Jun. 30, 2024
Amounts receivable and prepaid expenses
Schedule of amounts receivable and prepaid expenses

As at	June 30, 2024	December 31, 2023
Royalty receivables	$16,954	$11,655
Prepaid expenses	254	1,190
Value added tax recoverable	109	228
Other receivables	—	652
Total amounts receivable and prepaid expenses	$17,317	$13,725